HSBC World Selection Funds | Balanced Strategy Fund
Balanced Strategy Fund

HSBC FUNDS

HSBC WORLD SELECTIONTM FUNDS

Balanced Strategy Fund
(each, a “Fund,” and collectively, the “Funds”)

Supplement dated August 5, 2014
to
the HSBC World Selection Funds Prospectus dated
February 28, 2014,
as supplemented to date (the “Prospectus”)

This supplement contains information that will become effective on August 13, 2014 and amends certain information contained in the Prospectus.

The Balanced Strategy Fund's “Principle Investment Strategies” subsection beginning on page 13 of the Prospectus is deleted and replaced with the following:

The Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in underlying funds. The underlying funds may include mutual funds managed by the Adviser and mutual funds and exchange traded funds (“ETFs”) managed by investment advisers that are not associated with the Adviser (collectively, “Underlying Funds”). The Fund may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser's investment views. The Fund may also purchase or hold exchange traded notes (“ETNs”), which are debt securities issued by financial institutions that pay returns based on the performance of a market index or other reference asset.

The Adviser uses a “tactical” or an active asset allocation strategy. This means that the Adviser, at its discretion, may change the Fund's target asset allocation periodically. The Adviser may consider a number of factors when determining whether to change the Fund's target asset allocation, including market trends, its outlook for companies with a given market capitalization, and its outlook for asset classes, sectors within asset classes, and such sectors' performance in various market conditions.

The Adviser anticipates maintaining each element (i.e., asset class or sector within an asset class) of the Fund's target allocation within a target investment range, and has implemented a “neutral” target allocation for the Fund. The neutral target allocation represents the approximate allocation among asset classes that the Adviser believes would be appropriate for the Fund given its investment objective. The Adviser believes that the Fund's actual allocation will typically vary (within the investment ranges listed in the table below) from the neutral target allocation. The Adviser will review the neutral target allocation quarterly and may revise the neutral target allocation.

The Adviser also believes that the Fund's actual allocation may vary from its target allocation as a result of the disparate impact that market conditions may have on different elements of the Fund's target allocation. The Adviser anticipates that the Fund will rebalance its investments periodically to bring its actual investment allocation in line with its current target allocation if one or more elements of its actual asset allocation varies from the target allocation beyond the tolerance level set for the element by the Adviser.

Compared to the other Funds included in this prospectus, the Fund is viewed as having a lesser potential for long-term investment returns and less investment risk than the Aggressive Strategy Fund, but a greater potential for long-term investment returns and more investment risk than the Moderate Strategy Fund, Conservative Strategy Fund or Income Strategy Fund.

This table shows how the Adviser expects to allocate the Fund's investments among asset classes and the sectors that make up each asset class as of August 13, 2014.

		Neutral
	Investment Range	Target Allocation
Asset Class (and Sector)	(Approximate Percentage of the Fund's Assets)
Underlying Equity Funds	30-80%	69%
U.S. Equity
International Equity
Emerging Markets Equity
Underlying Fixed Income Funds	15-65%	25%
Government Bonds
Investment Grade Corporates
High Yield Fixed Income
International Fixed Income
Emerging Markets Fixed Income
Other Underlying Funds and Investments	0-20%	5%
Real Estate Funds
HSBC Prime Money Market Fund	0-20%	1%

The Adviser selects Underlying Funds and ETNs for investment using a process involving quantitative and qualitative factors that is designed to determine how well the Underlying Fund or ETN represents its asset class. The Adviser will redeem or sell the Fund's investment in an Underlying Fund or ETN if the Adviser determines that there is a better alternative selection. The Underlying Funds' investments may include U.S. and foreign equity securities (including emerging market securities), real estate investment trusts (“REITs”) and investment grade and lower quality corporate and governmental fixed income securities. The Underlying Funds also may invest in financial instruments such as swaps and other derivatives to gain exposure to a particular group of securities, an index or an asset class (such as commodities), or to hedge a position. The percentage weightings are targets that may be adjusted in the Adviser's discretion.

“Real Estate Risk” in the “Principal Investment Risks” subsection in each Fund's “Summary Section” is deleted and replaced with the following:

Real Estate Risk: A portion of the assets of the Fund is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

“Real Estate Risk” in the “Additional Information About the World Selection Funds' Investment Strategies and Risks – Principal Investment Risks” subsection on page 53 of the Prospectus is deleted and replaced with the following:

Real Estate Risk: A portion of the assets of the Funds is allocated to Underlying Funds that invest primarily in real estate related investments such as REITs. These investments will expose a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, overbuilding, decreases in real estate values, regulatory limitations on rents, property taxes and operating expenses. In addition, such investments may have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. REITs are heavily dependent upon their management team and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.

HSBC FUNDS

HSBC WORLD SELECTIONTMFUNDS
Balanced Strategy Fund

Supplement dated August 5, 2014
to
the Statement of Additional Information dated
February 28, 2014, as supplemented to date (the “SAI”)

Effective August 13, 2014, the first paragraph under the heading entitled “General Information – World Selection Funds” on page 2 of the SAI is deleted and replaced with the following information:

Each World Selection Fund is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by the Adviser (the “Affiliated Underlying Funds”) and mutual funds and exchange-traded funds ("ETFs") managed by investment advisers that are not associated with the Adviser (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). The World Selection Funds may invest in both actively-managed and passively-managed Underlying Funds to implement the Adviser's investment views. Each Fund may also purchase and hold exchange-traded notes (“ETNs”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE